[Vedder, Price, Kaufman & Kammholz Letterhead]


                                                                   May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      WILLIAM BLAIR MUTUAL FUNDS
                  FILE NOS. 33-17463 AND 811-5344
                  -------------------------------

To The Commission:

     Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 1998 and Statement of Additional Information dated May 1, 1998 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                             Very truly yours,


                                             /s/ Ann E. Oglanian
                                             --------------------
                                             Ann E. Oglanian

AEO:cma